Drinker Biddle & Reath LLP

191 N. Wacker Drive

Suite 3700

Chicago, IL 60606-1698

(312) 569-1000 (Phone)

(312) 569-3000 (Facsimile)

www.drinkerbiddle.com

November 9, 2016

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	FlexShares Trust

(File Nos. 333-173967 and 811-22555) (the “Registrant”)

Dear Sir or Madam:

On behalf of the Registrant, I hereby transmit for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended (the “1933 Act”), exhibits containing risk/return summary information in the eXtensible Business Reporting Language (XBRL) format that reflect the risk/return summary information included in the prospectus supplement for the FlexShares® Morningstar US Market Factor Tilt Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund and FlexShares® Morningstar Global Upstream Natural Resources Index Fund dated October 25, 2016 filed pursuant to Rule 497(e) on October 25, 2016 (accession number: 0001193125-16-745509).

Questions and comments may be directed to the undersigned at (312) 569-1167, or in my absence, David L. Williams at (312) 569-1107.

Very truly yours,

/s/ Veena K. Jain
Veena K. Jain

Copy to:	Peter K. Ewing

Craig R. Carberry, Esq.

Jose J. Del Real, Esq.

Diana E. McCarthy, Esq.

David L. Williams, Esq.